TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES [abstract]
Schedule of Trade and Other Receivables

As at	December 31, 2022	December 31, 2021
Trade receivables from doré and concentrate sales	$23,977	$25,718
Advances and other receivables	7,443	4,424
Value added taxes recoverable	36,745	46,345
Trade and other receivables	$68,165	$76,487